UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-4764
DREYFUS PREMIER MUNICIPAL BOND FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	4/30
Date of reporting period:	1/31/07

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Premier Municipal Bond Fund
January 31, 2007 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--104.3%	Rate (%)	Date	Amount ($)	Value ($)

Alabama--2.2%
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/20	5,000,000	5,332,200
Jefferson County,
Sewer Revenue (Capital
Improvement Warrants)
(Insured; FGIC)	5.13	2/1/09	4,000,000 a	4,137,840
University of Alabama,
HR (Insured; MBIA)	5.75	9/1/10	3,000,000 a	3,225,060
Arizona--.7%
Arizona Health Facilities
Authority, Health Care
Facilities Revenue (The
Beatitudes Campus Project)	5.20	10/1/37	4,000,000	4,025,680
Arkansas--.8%
Lake Hamilton School District
Number 005, GO Limited Tax
Capital Improvement (Insured;
AMBAC)	5.50	4/1/29	4,600,000	4,681,282
California--9.0%
California,
GO	5.63	5/1/10	1,465,000 a	1,568,737
California,
GO	5.63	5/1/10	2,530,000 a	2,705,127
California,
GO (Various Purpose)	5.25	11/1/27	5,000,000	5,322,100
California,
GO (Various Purpose)	5.00	2/1/33	5,000,000	5,192,800
California Department of Water
Resources, Power Supply
Revenue	6.00	5/1/12	6,000,000 a	6,709,740
California Educational Facilities
Authority, Revenue (University
of Southern California)	5.00	10/1/33	5,000,000	5,215,050
California Pollution Control
Financing Authority, PCR	7.30	6/1/14	12,710,000 b,c	14,383,589
Golden State Tobacco
Securitization Corp., Tobacco
Settlement Asset-Backed Bonds	7.88	6/1/42	2,170,000	2,647,183
Golden State Tobacco
Securitization Corp., Tobacco
Settlement Asset-Backed Bonds	7.90	6/1/42	1,920,000	2,344,877
Lincoln, Community Facilities
District Number 2003-1,

Special Tax Bonds (Lincoln Crossing
Project)	6.00	9/1/34	3,185,000	3,302,526
Port of Oakland,
Revenue (Insured; FGIC)	5.50	11/1/20	4,085,000	4,361,023
Colorado--5.4%
Broomfield City and County,
COP (Open Space, Park and
Recreation Facilities Lease
Purchase Agreement) (Insured;
AMBAC)	5.50	12/1/20	1,000,000	1,055,850
Colorado Educational and Cultural
Facilities Authority, LR
(Community Colleges of
Colorado System Headquarters
Project) (Insured; AMBAC)	5.50	12/1/21	1,100,000	1,177,539
Colorado Housing Finance Authority
(Single Family Program)
(Collateralized; FHA)	7.15	10/1/30	70,000	71,096
Colorado Housing Finance Authority
(Single Family Program)
(Collateralized; FHA)	6.60	8/1/32	3,290,000	3,462,067
Denver City and County,
Airport Revenue (Insured;
AMBAC)	6.00	11/15/17	5,000,000	5,329,000
E-470 Public Highway Authority,
Revenue (Insured; MBIA)	5.75	9/1/10	5,500,000 a	5,951,110
Northwest Parkway Public Highway
Authority, Revenue	7.13	6/15/41	8,250,000	8,897,543
Northwest Parkway Public Highway
Authority, Revenue (Insured;
AMBAC)	0.00	6/15/27	6,125,000	1,914,859
University of Colorado Hospital
Authority, Revenue	5.25	11/15/39	3,810,000	3,968,877
Connecticut--5.8%
Connecticut	7.06	6/15/11	8,000,000 b,c	8,492,880
Connecticut	6.56	12/15/15	7,400,000 b,c	8,295,807
Connecticut Health and Educational
Facilities Authority, Revenue
(Saint Francis Hospital and
Medical Center Issue)
(Insured; Radian)	5.50	7/1/17	4,040,000	4,341,465
Connecticut Health and Educational
Facilities Authority, Revenue
(University of Hartford Issue)
(Insured; Radian)	5.63	7/1/26	4,345,000	4,701,942
Mashantucket Western Pequot Tribe,
Special Revenue	5.75	9/1/27	8,000,000 b	8,179,280
Florida--1.4%
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group)	6.00	11/15/11	2,500,000 a	2,755,425

Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group)	5.25	11/15/36	5,000,000	5,287,850
Georgia--2.6%
Cobb County Development Authority,
University Facilities Revenue
(Kennesaw State University
Foundations Project) (Insured;
MBIA)	5.00	7/15/33	5,000,000	5,219,500
College Park Business and
Industrial Development
Authority, Revenue (Civic
Center Project) (Insured;
AMBAC)	5.75	9/1/10	4,250,000 a	4,601,560
Georgia	5.25	7/1/10	5,000,000 a	5,244,000
Illinois--4.4%
Carol Stream,
First Mortgage Revenue
(Windsor Park Manor Project)	6.50	12/1/07	400,000	407,716
Chicago,
SFMR (Collateralized: FHLMC,
FNMA and GNMA)	6.45	9/1/29	2,195,000	2,228,166
Chicago,
SFMR (Collateralized: FHLMC,
FNMA and GNMA)	5.50	12/1/42	5,000,000	5,455,500
Chicago O'Hare International
Airport, Special Facilities
Revenue (American Airlines
Inc. Project)	8.20	12/1/24	4,000,000	4,120,800
Illinois Development Finance
Authority, Revenue (Community
Rehabilitation Providers
Facilities Acquisition Program)	8.75	3/1/10	102,000	102,201
Illinois Development Finance
Authority, Revenue (Community
Rehabilitation Providers
Facilities Acquisition Program)	8.25	8/1/12	216,484	185,345
Illinois Educational Facilities
Authority, Revenue
(Northwestern University)	5.00	12/1/38	7,500,000	7,800,825
Metropolitan Pier and Exposition
Authority, Dedicated State Tax
Revenue (McCormick Place
Expansion Project) (Insured;
MBIA)	5.50	6/15/23	5,000,000	5,376,900
Kansas--1.5%
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FNMA and GNMA)	5.55	6/1/38	3,000,000	3,213,480
Wichita,

HR (Via Christi Health System,
Inc.)	6.25	11/15/19	2,000,000	2,181,060
Wichita,
HR (Via Christi Health System,
Inc.)	6.25	11/15/20	3,000,000	3,271,590
Kentucky--2.3%
Mount Sterling,
LR (Kentucky League of Cities
Funding Trust Program)	6.10	3/1/18	5,500,000	6,395,400
Pendleton County,
Multi-County LR (Kentucky
Association of Counties
Leasing Trust Program)	6.40	3/1/19	6,000,000	6,972,300
Louisiana--.5%
Louisiana Housing Finance Agency,
SFMR (Home Ownership Program)
(Collateralized: FNMA and GNMA)	6.40	12/1/30	1,720,000	1,750,083
Saint James Parish,
SWDR (Freeport-McMoRan
Partnership Project)	7.70	10/1/22	1,000,000	1,024,650
Maryland--.4%
Maryland Energy Financing
Administration, SWDR
(Wheelabrator Water
Technologies Baltimore LLC
Projects)	6.45	12/1/16	2,100,000	2,145,213
Massachusetts--1.0%
Massachusetts Industrial Finance
Agency, Water Treatment
Revenue
(Massachusetts-American
Hingham Project)	6.95	12/1/35	2,450,000	2,484,692
Route 3 North Transportation
Improvement Association, LR
(Insured; MBIA)	5.75	6/15/17	3,000,000	3,177,540
Michigan--6.5%
Dearborn Economic Development
Corp., HR (Oakwood Obligation
Group) (Insured; FGIC)	5.88	11/15/25	4,950,000	5,006,876
Detroit School District,
School Building and Site
Improvement (Insured; FGIC)	5.00	5/1/28	5,000,000	5,185,550
Michigan Building Authority,
Revenue (Residual Certificates)	7.12	10/15/17	10,000,000 b,c	10,678,900
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	7,725,000	7,724,691
Pontiac Tax Increment Finance
Authority, Tax Increment
Revenue (Development Area
Number 3)	6.25	6/1/22	3,250,000	3,473,048
Romulus Economic Development

Corp., Limited Obligation EDR
(Romulus HIR Limited
Partnership Project) (Insured;
ITT Lyndon Property Insurance
Co.)	7.00	11/1/15	5,000,000	6,006,950
Minnesota--1.0%
Chaska,
Electric Revenue	6.00	10/1/10	2,000,000 a	2,152,340
Minnesota Housing Finance Agency,
Single Family Mortgage	5.95	1/1/17	505,000	509,858
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	6.00	11/15/35	3,000,000	3,281,310
Mississippi--.4%
Mississippi Home Corp.,
SFMR (Collateralized; GNMA)	6.95	12/1/31	2,040,000	2,079,780
Missouri--4.1%
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	5.38	12/1/27	2,470,000	2,579,001
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	5.00	6/1/35	2,500,000	2,572,775
Missouri Health and Educational
Facilities Authority,
Educational Facilities Revenue
(The Washington University)	4.50	1/15/36	6,400,000	6,394,752
Missouri Health and Educational
Facilities Authority, Health
Facilities Revenue (Saint
Anthony's Medical Center)	6.13	12/1/10	4,000,000 a	4,358,760
Missouri Housing Development
Commission, SFMR
(Homeownership Loan Program)
(Collateralized: FHLMC, FNMA
and GNMA)	5.00	9/1/37	2,500,000	2,555,750
Missouri Housing Development
Commission, SFMR
(Homeownership Loan Program)
(Collateralized: FNMA and GNMA)	6.30	9/1/25	120,000	121,228
Saint Louis,
Parking Revenue (Insured; MBIA)	5.00	12/15/31	5,000,000	5,268,600
New Jersey--8.3%
New Jersey Economic Development
Authority, Revenue (Insured;
AMBAC)	6.05	6/15/15	4,990,000 b,c	5,288,003
New Jersey Economic Development
Authority, Revenue (Insured;
AMBAC)	6.05	6/15/16	4,990,000 b,c	5,288,003

New Jersey Economic Development
Authority, Revenue (School
Facilities-Construction 2001)
(Insured; AMBAC)	5.25	6/15/11	10,000 a	10,597
New Jersey Economic Development
Authority, Revenue (School
Facilities-Construction 2001)
(Insured; AMBAC)	5.25	6/15/11	10,000 a	10,597
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
MBIA)	5.50	1/1/10	6,000,000 a	6,293,280
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
MBIA)	7.55	1/1/11	12,700,000 b,c	13,719,429
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	7.00	6/1/13	5,135,000 a	6,034,498
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	0.00	6/1/41	18,500,000	2,732,635
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/41	10,000,000	9,874,800
New Mexico--1.2%
Farmington,
PCR (Public Service Co. of New
Mexico San Juan Project)	6.38	4/1/22	1,430,000	1,464,191
Jicarilla Apache Nation,
Revenue	5.50	9/1/23	5,000,000	5,382,900
New York--7.8%
Hudson Yards Infrastructure Corporation,
Hudson Yards Senior Revenue	5.00	2/15/47	8,000,000	8,358,880
New York City	5.00	1/1/21	9,040,000	9,610,062
New York City	5.00	8/1/28	5,000,000	5,268,600
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	7.13	8/1/11	5,000,000	5,335,400
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	3,000,000	3,753,810
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue	6.00	6/15/10	3,085,000 a	3,335,625
New York State Dormitory
Authority, Revenue (New York

University) (Insured; MBIA)	6.00	7/1/17	3,500,000	4,119,220
New York State Dormitory
Authority, Revenue (Rochester
Institute of Technology)
(Insured; AMBAC)	5.25	7/1/24	3,345,000	3,558,444
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities)	7.50	5/15/13	2,500,000	2,982,525
North Carolina--2.2%
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	7.00	1/1/13	3,500,000	3,865,645
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; ACA)	6.75	1/1/26	5,000,000	5,422,900
North Carolina Medical Care
Commission, Revenue (North
Carolina Housing Foundation,
Inc.) (Insured; ACA)	6.45	8/15/20	1,000,000	1,088,890
North Carolina Medical Care
Commission, Revenue (North
Carolina Housing Foundation,
Inc.) (Insured; ACA)	6.63	8/15/30	2,565,000	2,790,104
Ohio--7.8%
Cincinnati,
Water System Revenue	5.00	6/1/11	2,420,000 a	2,541,315
Cincinnati,
Water System Revenue	5.00	6/1/11	3,825,000 a	4,016,747
Cleveland-Cuyahoga County Port
Authority, Senior Special
Assessment/Tax Increment
Revenue (University Heights -
Public Parking Garage Project)	7.35	12/1/31	3,000,000	3,302,940
Columbus City School District,
School Facilities Construction
and Improvement (Insured; FSA)	5.00	12/1/14	5,000,000 a	5,391,350
Columbus City School District,
School Facilities Construction
and Improvement (Insured; FSA)	4.25	12/1/32	5,900,000	5,680,107
Cuyahoga County,
Hospital Facilities Revenue
(UHHS/CSAHS-Cuyahoga, Inc. and
CSAHS/UHHS-Canton, Inc.
Project)	7.50	1/1/30	7,000,000	7,686,490
Cuyahoga County,
Hospital Improvement Revenue
(The Metrohealth Systems
Project)	6.15	2/15/09	3,115,000 a	3,290,437
Hamilton County,
Sales Tax (Insured; AMBAC)	0.00	12/1/25	14,865,000	6,501,059
Ohio Water Development Authority,

Pollution Control Facilities
Revenue (Cleveland Electric
Illuminating Co. Project)
(Insured; ACA)	6.10	8/1/20	7,300,000	7,504,035
Oklahoma--2.0%
McGee Creek Authority,
Water Revenue (Insured; MBIA)	6.00	1/1/13	8,025,000	8,547,428
Oklahoma Development Finance
Authority, Student Housing
Revenue (Seminole State
College Project)	5.13	9/1/36	3,000,000	3,075,240
Oregon--.6%
Portland,
Sewer System Revenue
(Insured; FGIC)	5.75	8/1/10	3,500,000 a	3,730,230
Pennsylvania--1.9%
Butler County Industrial
Development Authority, Health
Care Facilities Revenue (Saint
John Lutheran Care Center
Project) (Collateralized; GNMA)	5.85	4/20/36	4,210,000	4,515,688
Harrisburg Authority,
University Revenue (The
Harrisburg University of
Science and Technology Project)	6.00	9/1/36	1,500,000	1,527,555
Lehman Municipal Trust Receipts
(Pennsylvania Economic
Development Financing
Authority)	7.80	6/1/31	5,000,000 b,c	5,248,450
South Carolina--3.5%
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	7.12	12/1/28	10,900,000 b,c	11,927,270
Greenville Hospital System,
Hospital Facilities Revenue
(Insured; AMBAC)	5.50	5/1/26	4,385,000	4,667,657
Securing Assets for Education,
Installment Purchase Revenue
(Berkeley County School
District Project)	5.13	12/1/30	4,000,000	4,224,320
Tennessee--3.0%
Johnson City Health and
Educational Facilities Board,
Hospital First Mortgage
Revenue (Mountain States
Health Alliance)	5.50	7/1/31	8,355,000	8,904,341
Memphis Center City Revenue
Finance Corp., Sports Facility
Revenue (Memphis Redbirds
Baseball Foundation Project)	6.50	9/1/28	8,000,000	8,001,920
Shelby County Health, Educational

and Housing Facility Board,
MFHR (Cameron at Kirby Parkway
and Stonegate Apartments)	7.25	7/1/23	2,685,000 d	729,488
Texas--5.9%
Alliance Airport Authority Inc.,
Special Facilities Revenue
(American Airlines, Inc.
Project)	7.50	12/1/29	6,100,000	6,223,220
Austin Convention Enterprises
Inc., Convention Center Hotel
First Tier Revenue	6.70	1/1/11	5,000,000 a	5,514,650
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport,
Facility Improvement Corp.
Revenue (American Airlines,
Inc.)	7.25	11/1/30	4,505,000	4,572,124
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport,
Facility Improvement Corp.
Revenue (American Airlines,
Inc.)	6.38	5/1/35	4,785,000	4,944,819
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport, Joint
Revenue (Insured; FSA)	5.50	11/1/21	3,000,000	3,238,830
Sabine River Authority,
PCR (TXU Energy Co. LLC
Project)	6.15	8/1/22	2,995,000	3,242,926
Texas Turnpike Authority,
Central Texas Turnpike System
Revenue (Insured; AMBAC)	5.75	8/15/38	3,500,000	3,794,315
Wichita Falls,
Water and Sewer Revenue
(Insured; AMBAC)	5.38	8/1/24	3,000,000	3,168,360
Washington--2.2%
Washington Public Power Supply
System, Revenue (Nuclear
Project Number 3) (Insured;
MBIA)	7.13	7/1/16	10,425,000	12,964,530
West Virginia--.9%
West Virginia,
GO State Road (Insured; MBIA)	5.75	6/1/10	2,500,000 a	2,676,850
West Virginia Hospital Finance
Authority, HR (Charleston Area
Medical Center, Inc.)	6.00	9/1/10	2,440,000 a	2,629,686
Wisconsin--3.6%
Badger Tobacco Asset
Securitization Corp., Tobacco
Settlement Asset-Backed Bonds	7.00	6/1/28	13,350,000	15,087,903
Wisconsin Health and Educational

Facilities Authority, Revenue
(Aurora Health Care, Inc.)	6.40	4/15/33	5,500,000	6,100,380
Wyoming--.4%
Wyoming Student Loan Corp.,
Student Loan Revenue	6.25	6/1/29	2,500,000	2,641,900
U.S. Related--3.0%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	10,400,000	714,376
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/55	10,000,000	361,100
Puerto Rico Commonwealth
(Insured; MBIA)	5.65	7/1/15	4,000,000	4,492,800
Puerto Rico Commonwealth,
Public Improvement (Insured;
MBIA)	5.25	7/1/13	6,000,000	6,499,980
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; MBIA)	5.00	7/1/32	5,500,000	5,771,865
Total Investments (cost $583,113,637)			104.3%	613,589,813
Liabilities, Less Cash and Receivables			(4.3%)	(25,410,938)
Net Assets			100.0%	588,178,875

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, these securities amounted to $91,501,611 or 15.6% of net assets.
c	Collateral for floating rate borrowings.
d	Non-income producing security; interest payments in default.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER MUNICIPAL BOND FUND

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

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